Reconciliation of profit for the year to cash flow from operations	12 Months Ended
Dec. 31, 2025
Reconciliation of (loss)profit or loss to net cash flows from operating activities [Abstract]
Reconciliation of profit for the year to cash flow from operations	25. Reconciliation of profit for the year to cash flow from operations

	2025	2024	2023
	$m	$m	$m
Profit for the year	759	628	750
Adjustments for:
Net financial expenses	153	115	87
Foreign exchange (gains)/losses	(37)	25	(35)
Remeasurement of contingent purchase consideration	8	4	4
Income tax charge	315	269	260
Operating profit adjustments:
Impairment loss/(reversal) on financial assets	21	10	(1)
Other net impairment charges	2	–	–
Other operating exceptional items	21	12	(28)
Depreciation and amortisation	67	65	67
	111	87	38

Contract assets deduction in revenue	52	43	37
Share-based payments cost	47	44	36
Share of profits of associates and joint ventures (before exceptional items)	(6)	(10)	(13)
	93	77	60
System Fund adjustments:
Depreciation and amortisation	79	80	83
Impairment loss on financial assets	19	9	–
Other impairment charges	–	3	–
Share-based payments cost	25	23	20
Share of losses of associates	2	2	3
	125	117	106
Working capital and other adjustments:
Increase in deferred revenue	107	214	123
Increase in trade and other receivables	(51)	(106)	(70)
(Decrease)/increase in trade and other payables	(25)	(45)	31
Other net adjustments	5	(7)	(5)
	36	56	79

Cash flows relating to operating exceptional items	(23)	8	(29)
Contract acquisition costs, net of repayments	(179)	(237)	(101)
Total adjustments	602	521	469

Cash flow from operations	1,361	1,149	1,219
In 2025, increase in deferred revenue includes $37m (2024: $100m) of initial upfront payments received in relation to US co-brand credit card agreements which will be recognised over the term of those agreements.
Other net adjustments includes dividends received from associates and joint ventures of $6m (2024: $7m; 2023 $1m).